Debt - Debt and Capital Lease Obligations Related to Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total Debt	$ 1,031,863	$ 1,073,825
Less amounts due within one year	(130,358)	(755)
Total long-term debt	901,505	1,073,070
$925 Million Credit Facility [Member]
Debt Instrument [Line Items]
Total Debt	545,000	600,000
3.75% Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Total Debt	333,039	319,246
6.75% Senior Notes [Member]
Debt Instrument [Line Items]
Total Debt	152,180	152,180
Capital lease obligations [Member]
Debt Instrument [Line Items]
Total Debt	$ 1,644	$ 2,399